General_Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 96,260		₩ 103,932
Liabilities		63,412		71,386
Operating revenue		271,651		252,460
Net income (loss) attributable to owners		2,840		1,940
Comprehensive income (loss) attributable to owners		₩ 269		₩ (2,963)
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 38,820		₩ 42,894
Liabilities		1,439		2,670
Operating revenue		1,713		7,257
Net income (loss) attributable to owners		(2,794)		(4,114)
Comprehensive income (loss) attributable to owners		₩ (2,843)		₩ (4,074)
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 3,891		₩ 3,790
Liabilities		560		350
Operating revenue		4,708		4,733
Net income (loss) attributable to owners		7		83
Comprehensive income (loss) attributable to owners		₩ (109)		₩ 64
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 9,987,057		₩ 8,605,993
Liabilities		8,305,093		6,973,705
Operating revenue		1,371,301		1,771,157
Net income (loss) attributable to owners		114,767		101,214
Comprehensive income (loss) attributable to owners		₩ 106,517		₩ 107,321
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Investment Bank Co., Ltd		Woori Investment Bank Co., Ltd
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		59.80%		59.80%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,682,660		₩ 1,880,157
Liabilities		2,367,418		1,588,610
Operating revenue		205,446		183,376
Net income (loss) attributable to owners		25,552		20,023
Comprehensive income (loss) attributable to owners		₩ 25,533		₩ 20,210
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 34,921		₩ 33,298
Liabilities		6,386		6,175
Operating revenue		36,883		31,580
Net income (loss) attributable to owners		1,657		861
Comprehensive income (loss) attributable to owners		₩ 1,411		₩ 752
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		U.S.A.		U.S.A.
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,182,454		₩ 1,954,301
Liabilities		1,878,117		1,679,248
Operating revenue		90,975		81,337
Net income (loss) attributable to owners		20,510		11,869
Comprehensive income (loss) attributable to owners		₩ 32,335		₩ (16,833)
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 517,627		₩ 290,226
Liabilities		396,216		178,343
Operating revenue		18,748		11,345
Net income (loss) attributable to owners		5,144		1,922
Comprehensive income (loss) attributable to owners		₩ 9,647		₩ (12,544)
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		China		China
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,470,927		₩ 4,960,637
Liabilities		4,953,813		4,458,683
Operating revenue		366,973		388,913
Net income (loss) attributable to owners		21,879		13,809
Comprehensive income (loss) attributable to owners		₩ 19,194		₩ (15,252)
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Russia		Russia
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 305,521		₩ 201,704
Liabilities		256,260		149,101
Operating revenue		19,433		15,656
Net income (loss) attributable to owners		5,163		4,748
Comprehensive income (loss) attributable to owners		₩ (3,234)		₩ 1,217
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		79.90%		79.90%
Location		Indonesia		Indonesia
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,355,975		₩ 2,230,617
Liabilities		1,853,768		1,745,171
Operating revenue		192,719		192,485
Net income (loss) attributable to owners		40,385		38,488
Comprehensive income (loss) attributable to owners		₩ 27,109		₩ (18,689)
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Brazil		Brazil
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 179,130		₩ 213,889
Liabilities		149,146		181,544
Operating revenue		13,971		20,455
Net income (loss) attributable to owners		1,262		1,843
Comprehensive income (loss) attributable to owners		₩ (2,326)		₩ (2,840)
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 777,437		₩ 786,480
Liabilities		299		301
Operating revenue		29,760		30,240
Net income (loss) attributable to owners		26,057		26,390
Comprehensive income (loss) attributable to owners		₩ 26,057		₩ 26,390
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 14,448		₩ 12,653
Liabilities		1,440		1,242
Operating revenue		10,052		9,021
Net income (loss) attributable to owners		1,597		1,398
Comprehensive income (loss) attributable to owners		₩ 1,597		₩ 1,398
Woori Finance Cambodia PLC.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Cambodia PLC.		Woori Finance Cambodia PLC.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 93,239		₩ 51,304
Liabilities		71,133		32,873
Operating revenue		11,038		5,895
Net income (loss) attributable to owners		2,826		983
Comprehensive income (loss) attributable to owners		₩ 3,676		₩ (473)
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 19,340		₩ 18,236
Liabilities		6,886		5,307
Operating revenue		4,496		2,506
Net income (loss) attributable to owners		640		791
Comprehensive income (loss) attributable to owners		₩ (1,256)		₩ 15
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Location		Philippines		Philippines
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 218,134		₩ 191,049
Liabilities		184,344		156,808
Operating revenue		13,668		13,632
Net income (loss) attributable to owners		80		1,323
Comprehensive income (loss) attributable to owners		₩ (451)		₩ (1,093)
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements as of (2018)		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 954,580		₩ 775,758
Liabilities		720,554		632,160
Operating revenue		48,716		29,698
Net income (loss) attributable to owners		10,710		2,436
Comprehensive income (loss) attributable to owners		₩ 13,618		₩ (15,347)
WB Finance Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		WB Finance Co., Ltd.
Main business		Finance
Percentage of ownership		100.00%
Location		Cambodia
Financial statements as of (2018)		Dec. 31, 2018
Explanation of newly added subsidiaries to consolidation	[1]	The entity was included in the list of subsidiaries as the Bank acquired more than 50% of the ownership interest.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 268,794
Liabilities		225,655
Operating revenue		24,310
Net income (loss) attributable to owners		2,421
Comprehensive income (loss) attributable to owners		₩ 2,329
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Bank Europe
Main business		Finance
Percentage of ownership		100.00%
Location		Germany
Financial statements as of (2018)		Dec. 31, 2018
Explanation of newly added subsidiaries to consolidation	[1]	The entity was included in the list of subsidiaries as the Bank acquired more than 50% of the ownership interest.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 58,399
Liabilities		311
Operating revenue		5
Net income (loss) attributable to owners		(5,959)
Comprehensive income (loss) attributable to owners		₩ (5,974)
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Consus Eighth Co., LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Eighth Co., LLC		Consus Eighth Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control	[3]	The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period		The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Hermes STX Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
BWL First Co., LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Deogi Dream Fourth Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Electric Cable First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Electric Cable First Co., Ltd		Electric Cable First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HJ First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HJ First Co., Ltd.		Woori HJ First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control	[3]	The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period		The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period
Woori WEBST First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori WEBST 1st Co., Ltd.		Woori WEBST 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wibihansoop 1st Co., Ltd.		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HNLD 1st Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		HNLD 1st Inc.		HNLD 1st Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control	[3]	The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period		The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period
Uri QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri QS 1st Co., Ltd		Uri QS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri Display 1st Co., Ltd.		Uri Display 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Tiger Eyes 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Tiger Eyes 2nd Co., Ltd.		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Serveone 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Serveone 1st Co., Ltd.		Woori Serveone 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri Display 2nd Co.,Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori the Colony Unjung Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori the Colony Unjung Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Dream 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Dream 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori H 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HS 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HS 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HS 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Sinnonhyeon 1st Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Sinnonhyeon 1st Inc.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori K 1st Co.,Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri S 1st Co.,Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Smart Casting Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Smart Casting Inc.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
G5 Pro Short-term Bond Investment Fund 13
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		G5 Pro Short-term Bond Investment Fund 13		G5 Pro Short-term Bond Investment Fund 13
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others
Percentage of ownership		98.50%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HeungkukWoori Tech Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		HeungkukWoori Tech Company Private Placement Investment Trust No. 1		HeungkukWoori Tech Company Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.00%		98.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AI Partners Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		AI Partners Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others
Percentage of ownership		97.30%
Location		England
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Consus Sakhalin Real Estate Investment Trust 1st
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Sakhalin Real Estate Investment Trust 1st		Consus Sakhalin Real Estate Investment Trust 1st
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		75.00%		75.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle Guaranteed Trust		Principle Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle and Interest Guaranteed Trust		Principle and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Dongwoo First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Dongwoo First Securitization Specialty Co., Ltd.		Dongwoo First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Seori Second Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TUTU Finance-WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU Finance-WCI Myanmar Co., Ltd.		TUTU Finance-WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements as of (2018)		Dec. 31, 2018
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2018-1 Securitization Specialty Co Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2018-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.50%
Location		Korea
Financial statements as of (2018)		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Money trust under the FISCM Act
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,582,765		₩ 1,560,672
Liabilities		1,552,594		1,530,760
Operating revenue		54,860		44,344
Net income (loss) attributable to owners		259		582
Comprehensive income (loss) attributable to owners		259		582
Structured entity for the securitization of financial assets
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		1,369,745		867,583
Liabilities		1,786,869		1,275,719
Operating revenue		53,578		22,730
Net income (loss) attributable to owners		4,990		1,179
Comprehensive income (loss) attributable to owners		(5,681)		(2,800)
Structured entity for the investments in securities
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		63,676		34,939
Liabilities		142		76
Operating revenue		1,826		377
Net income (loss) attributable to owners		(1,299)		(475)
Comprehensive income (loss) attributable to owners		₩ (3,009)		₩ (38,592)

[1]	The entity was included in the list of subsidiaries as the Bank acquired more than 50% of the ownership interest.
[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[3]	The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period.
[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.